Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events
Subsequent Events

26.Subsequent Events

The Company have entered into a securities purchase agreement (the “Purchase Agreement”), originally dated as of January 5, 2024 and amended and restated as of February 8, 2024, with VG Master Fund SPC (“VG”). Pursuant to the Purchase Agreement, the Company are offering (i) up to US$2,072,070 of American depositary shares of Quhuo Limited to VG, at a price to be determined pursuant to the Purchase Agreement, and (ii) an additional 9,009 ADSs being issued to VG as commitment shares under the Purchase Agreement.